Financial Highlights (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Series A
Per Unit Operating Performance
Net asset value per Unit at beginning of period (in dollars per share)	$ 67.88		$ 72.43		$ 71.08		$ 73.18		$ 73.18		$ 87.3
Gain (Loss) from operations
Gain (Loss) from trading (in dollars per share)	$ 1.54	[1]	$ (3.58)	[1]	$ 0.70	[1]	$ (1.93)	[1]	$ 2.67	[2]	$ (9.11)	[2]
Net investment income (loss) (in dollars per share)	$ (1.12)	[1]	$ (1.08)	[1]	$ (3.48)	[1]	$ (3.48)	[1]	$ (4.77)	[2]	$ (5.01)	[2]
Total gain (loss) from operations (in dollars per share)	$ 0.42		$ (4.66)		$ (2.78)		$ (5.41)		$ (2.10)		$ (14.12)
Net asset value per Unit at end of period (in dollars per share)	$ 68.30		$ 67.77		$ 68.30		$ 67.77		$ 71.08		$ 73.18
Total return	0.63%	[3]	(6.43%)	[3]	(3.91%)	[3]	(7.39%)	[3]	(2.86%)		(16.18%)
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fee									6.62%	[4],[5]	6.98%	[4],[5]
Trading Advisor incentive fee									0.28%		0.12%
Total expenses	6.79%		6.70%		7.02%		6.66%		6.90%		7.10%
Net investment income (loss)	(6.62%)	[6],[7],[8]	(6.14%)	[6],[7],[8]	(6.78%)	[6],[7],[8]	(6.35%)	[6],[7],[8]	(6.58%)	[4],[5]	(6.11%)	[4],[5]
Series B
Per Unit Operating Performance
Net asset value per Unit at beginning of period (in dollars per share)	$ 78.56		$ 82.52		$ 81.62		$ 82.73		$ 82.73		$ 97.15
Gain (Loss) from operations
Gain (Loss) from trading (in dollars per share)	$ 1.80	[1]	$ (4.096)	[1]	$ 0.84	[1]	$ (2.22)	[1]	$ 3.07	[2]	$ (10.29)	[2]
Net investment income (loss) (in dollars per share)	$ (1.00)	[1]	$ (0.92)	[1]	$ (3.10)	[1]	$ (3.00)	[1]	$ (4.18)	[2]	$ (4.13)	[2]
Total gain (loss) from operations (in dollars per share)	$ 0.80		$ (5.01)		$ (2.26)		$ (5.22)		$ (1.11)		$ (14.42)
Net asset value per Unit at end of period (in dollars per share)	$ 79.36		$ 77.51		$ 79.36		$ 77.51		$ 81.62		$ 82.73
Total return	1.02%	[3]	(6.07%)	[3]	(2.77%)	[3]	(6.30%)	[3]	(1.34%)		(14.85%)
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fee									5.11%	[4],[5]	5.37%	[4],[5]
Trading Advisor incentive fee									0.29%		0.13%
Total expenses	5.27%		5.17%		5.47%		5.12%		5.40%		5.50%
Net investment income (loss)	(5.11%)	[6],[7],[8]	(4.61%)	[6],[7],[8]	(5.23%)	[6],[7],[8]	(4.81%)	[6],[7],[8]	(5.07%)	[4],[5]	(4.48%)	[4],[5]
Series C
Per Unit Operating Performance
Net asset value per Unit at beginning of period (in dollars per share)	$ 88.29		$ 91.50		$ 91.11		$ 91.11	[9]	$ 91.11	[9]	$ 100	[10]
Gain (Loss) from operations
Gain (Loss) from trading (in dollars per share)	$ 2.03	[1]	$ (4.54)	[1]	$ 0.96	[1]	$ (2.41)	[1]	$ 3.47	[2]	$ (7.89)	[10],[2]
Net investment income (loss) (in dollars per share)	$ (0.83)	[1]	$ (0.72)	[1]	$ (2.58)	[1]	$ (2.46)	[1]	$ (3.47)	[2]	$ (1)	[10],[2]
Total gain (loss) from operations (in dollars per share)	$ 1.20	[11]	$ (5.26)	[11]	$ (1.62)	[11]	$ (4.87)	[11]			$ (8.89)	[10]
Net asset value per Unit at end of period (in dollars per share)	$ 89.49	[11]	$ 86.24	[11]	$ 89.49	[11]	$ 86.24	[11]	$ 91.11		$ 91.11	[9]
Total return	1.36%	[3]	(5.75%)	[3]	(1.79%)	[3]	(5.35%)	[3]	0.01%		(8.89%)	[10]
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fee									3.84%	[4],[5]	2.93%	[10],[4],[5]
Trading Advisor incentive fee									0.29%		0.00%	[10]
Total expenses	3.94%		3.80%		4.13%		3.87%		4.13%		2.93%	[10]
Net investment income (loss)	(3.77%)	[6],[7],[8]	(3.24%)	[6],[7],[8]	(3.89%)	[6],[7],[8]	(3.57%)	[6],[7],[8]	(3.81%)	[4],[5]	(2.52%)	[10],[4],[5]
Series I
Per Unit Operating Performance
Net asset value per Unit at beginning of period (in dollars per share)	$ 92.35		$ 96.43		$ 95.67		$ 96.38		$ 96.38		$ 112.52
Gain (Loss) from operations
Gain (Loss) from trading (in dollars per share)	$ 2.13	[1]	$ (4.78)	[1]	$ 0.98	[1]	$ (2.61)	[1]	$ 3.56	[2]	$ (12)	[2]
Net investment income (loss) (in dollars per share)	$ (1.04)	[1]	$ (0.94)	[1]	$ (3.21)	[1]	$ (3.06)	[1]	$ (4.27)	[2]	$ (4.14)	[2]
Total gain (loss) from operations (in dollars per share)	$ 1.09		$ (5.72)		$ (2.23)		$ (5.67)		$ (0.71)		$ (16.14)
Net asset value per Unit at end of period (in dollars per share)	$ 93.44		$ 90.71		$ 93.44		$ 90.71		$ 95.67		$ 96.38
Total return	1.17%	[3]	(5.93%)	[3]	(2.33%)	[3]	(5.88%)	[3]	(0.74%)		(14.35%)
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fee									4.50%	[4],[5]	4.74%	[4],[5]
Trading Advisor incentive fee									0.25%		0.12%
Total expenses	4.67%		4.57%		4.86%		4.52%		4.75%		4.86%
Net investment income (loss)	(4.50%)	[6],[7],[8]	(4.01%)	[6],[7],[8]	(4.62%)	[6],[7],[8]	(4.21%)	[6],[7],[8]	(4.42%)	[4],[5]	(3.89%)	[4],[5]

[1]	The net investment income (loss) per Unit is calculated by dividing the net investment income (loss) by the average number of Series A, B, C or I Units outstanding during the period. Gain (loss) from trading is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information. Such balancing amount may differ from the calculation of loss from trading per Unit due to the timing of trading gains and losses during the period relative to the number of Units outstanding.
[2]	The net investment loss per unit is calculated by dividing the net investment loss by the average number of Series A, B, C or I Units outstanding during the year/period. Loss from futures and forwards trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information. Such balancing amount may differ from the calculation of loss from futures and forwards trading per unit due to the timing of trading gains and losses during the year relative to the number of units outstanding.
[3]	Ratios have not been annualized.
[4]	All of the ratios under Other Financial Ratios are computed net of involuntary waivers of administrative and offering expenses. For the years ended December 31, 2013 and 2012, the ratios are net of 1.65% and 0.33% effect of waived administrative expenses, respectively. For the years ended December 31, 2013 and 2012, the ratios are net of 0.71% and 0.15% effect of waived offering expenses, respectively.
[5]	The net investment loss includes interest income and excludes realized and change in unrealized gain (loss) from futures and forwards trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net loss from futures and forwards trading on the statements of operations. The resulting amount is divided by the average net asset value for the year.
[6]	Ratios have been annualized.
[7]	All of the ratios under other financial ratios are computed net of involuntary waivers of administrative and offering expenses. For the three months ended September 30, 2014 and 2013, the ratios are net of 3.68% and 1.19% effect of waived administrative expenses, respectively. For the three months ended September 30, 2014 and 2013, the ratios are net of 1.18% and 0.83 % effect of waived offering expenses, respectively. For the nine months ended September 30, 2014 and 2013, the ratios are net of 2.83% and 1.27% effect of waived administrative expenses, respectively. For the nine months ended September 30, 2014 and 2013, the ratios are net of 0.67% and 0.48 % effect of waived offering expenses, respectively.
[8]	The net investment income (loss) includes interest income and excludes net realized and net change in unrealized gain (loss) from trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net trading gain (loss) on the statements of operations. The resulting amount is divided by the average net asset value for the period.
[9]	No individual futures or forward currency contract position constituted one percent or greater of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[10]	Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.
[11]	Series C units commenced trading on September 1, 2012.